Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 5 — Property and Equipment, Net

Property and equipment as of December 31, 2012 and 2011 was as follows:

		December 31,
	Life	2012	2011
Manufacturing equipment	3 – 5 years	$602,000	$1,980,000
Research equipment	5 years	37,000	37,000
Computer equipment	3 – 4 years	59,000	59,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		737,000	2,115,000
Less: accumulated depreciation		721,000	2,098,000
Property and equipment, net		$16,000	$17,000

Depreciation expense for the years ended December 31, 2012 and 2011 was approximately $9,000 and $91,000, respectively, including amortization expense relating to research and development assets.

During 2012, the Company agreed to sell its manufacturing equipment located in the CM to Medica for approximately €42,500 or $55,000. All assets at the manufacturing plant were fully depreciated as of the date of the sale. Approximately €42,500 or $55,000 is recognized as other income on the consolidated statement of operations for the year ended December 31, 2012.